Credit risk exposure and allowances - (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Disclosure of impairment loss and reversal of impairment loss [abstract]
Credits recovered	$ 226,576